Investment Objectives and Goals - Themes China Generative Artificial Intelligence ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Themes China Generative Artificial Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Themes China Generative Artificial Intelligence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of Chinese companies which derive significant revenue from generative artificial intelligence-related activities.